Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2021	2022
	US$	US$
Value added tax recoverable	5,294,393	2,478,357
Other receivables	2,790,875	1,729,071
Advance to suppliers	1,368,850	135,071
Others	1,410,162	101,171
Prepaid expenses and other current assets	10,864,280	4,443,670